United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
March 31, 2004

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Quantitative Investment Advisors, Inc.
Address:   55 Old Bedford Road
           Lincoln, MA  01773


Form 13F File Number:   28-  4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:      Leon Okurowski
Title:     Vice President
Phone:     (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Leon Okurowski  	Lincoln, MA  	May 17, 2004
[Signature]              [City, State]    [Date]

Report Type (Check only one.):

[  X ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Column 1  Column 2   Column 3     Column 4    Column 5         Column 6     Column 7   Column 8
Name of   Title of
Issuer    Class      Cusip        Value       SHRS OR SH PUT   Investment   Other      Voting
				  (x1000)     PRN AMT PRN CALL Discretion   Managers   Auhtority 									       	       S/Sh/None

BAJAJ
AUTO LTD  GDR	    Y0546X127	  602		25,600		   SH	     OTHER   SHARED
STATE BK
INDIA  	   GDR      513109900     1,113     	28,527             SH        OTHER   SHARED
ASUSTEK
COMPUTER
INC	   GDR	    04648R209     299	       120,956    	   SH	     OTHER   SHARED
BENQ CORP  GDR	    082301201	  135	       20,664		   SH	     OTHER   SHARED
SADIA SA   ADR      786326108	  371	        8,733		   SH        OTHER   SHARED
VOTORANTIM
CELULOSE
E PAPEL SA ADR	    92906P106     338          9,724 		   SH        OTHER   SHARED
TOTAL ACCESS
COMMUN	   COM	    689931905     1,350	      498,200    	   SH	     OTHER   SHARED
SAMSUNG
ELECTRS
LTD	   GDR      796050888     1,089	 	4,400    	   SH        OTHER   SHARED
PLIVA D D  GDR	    72917Q202     902	       56,000		   SH  	     OTHER   SHARED
ENI S P A  ADR      26874R108     1,716        17,000		   SH        OTHER   SHARED
REPSOL YPF
S A	   ADR	    76026T205     2,081	      100,000		   SH	     OTHER   SHARED
TATNEFT    ADR      03737P306     1,104	       39,700		   SH 	     OTHER   SHARED
COMPANHIA
SIDERURGICA
NATL	   ADR	    20440W105     1,073        15,730		   SH	     OTHER   SHARED
COMPANHIA
DE SANEAMENTO
BASICO	   ADR	    20441A102	  260	       20,973		   SH	     OTHER   SHARED
TELE CENTRO
OESTE CELULAR
PART	   ADR	    87923P105     675	       58,800		   SH	     OTHER   SHARED
MAHINDRA +
MAHINDRA
LTD	   GDR      Y54164119	  623	       59,200		   SH        OTHER   SHARED
JSC MMC
NORILSK
NICKEL	   ADR	    46626D108	  1,329	       17,300		   SH  	     OTHER   SHARED
USINAS
SIDERURGICAS
DE MINAS   ADR 	    917302200	  814	       60,900		   SH  	     OTHER   SHARED
YUKOS CORP ADR	    98849N108	  995	       16,400		   SH        OTHER   SHARED
COMPANHIA
PARANASNSE
DE ENERGY  ADR	    20441B407	  351	       91,164		   SH	     OTHER   SHARED


                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            20

Form 13F Information Table Value Total:           $17,220
                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE